Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2016
Notes To Consolidated Financial Statements
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Safe Bulkers, Inc. (“Safe Bulkers” or the ''Company'') was formed on December 11, 2007, under the laws of the Republic of the Marshall Islands for the purpose of acquiring an ownership interest in 19 companies. Each of the 19 companies were under the common control of Polys Hajioannou and his family and owned or were scheduled to acquire a newbuild drybulk vessel. The shares of the 19 companies were contributed to Safe Bulkers by Vorini Holdings, Inc. (“Vorini Holdings”), a Marshall Islands corporation, controlled by Polys Hajioannou and his family. Safe Bulkers became the owner of 100% of each of the 19 companies, and Vorini Holdings became the sole shareholder of Safe Bulkers.

Safe Bulkers successfully completed its initial public offering on June 3, 2008(the “IPO”).Safe Bulkers common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.” Following the IPO, Vorini Holdings became the controlling shareholder of Safe Bulkers.

On December 18, 2013, Bellapais Maritime Inc. (“Bellapais”) a Marshall Islands corporation, Kyperounta Maritime Inc. (“Kyperounta”) a British Virgin Islands corporation, Lefkoniko Maritime Inc. (“Lefkoniko”) a British Virgin Islands corporation, Akamas Maritime Inc. (“Akamas”) a Cayman Islands corporation, Chalkoessa Maritime Inc. (“Chalkoessa”) a Marshall Islands corporation, all wholly owned by Polys Hajioannou, and Kition Holdings Corp. (“Kition Holdings”) a British Virgin Islands corporation wholly owned by Nicolaos Hajioannou, Polys Hajioannou's brother, entered into a stock transfer agreement with Vorini Holdings, through which shares of Safe Bulkers owned by Vorini Holdings were sold for no consideration to the above entities.

By virtue of shares owned indirectly through Vorini Holdings, Bellapais, Kyperounta, Lefkoniko, Akamas, Chalkoessa and Kition Holdings, Polys Hajioannou and his family continue to be the controlling shareholders of Safe Bulkers, and accordingly control the outcome of matters on which shareholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.

Since the IPO, Safe Bulkers successfully completed four additional public common stock offerings and three preferred stock offerings.

As of June 30, 2016, Safe Bulkers held 45 wholly-owned companies(which are referred to herein as “Subsidiaries”) which together owned and operated a fleet of 36 drybulk vessels and were scheduled to acquire an additional five newbuild (the “Newbuilds”) vessels.

Safe Bulkers and the Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company.”

The Company's principal business is the acquisition, ownership and operation of drybulk vessels. The Company's vessels operate worldwide, carrying drybulk cargo for the world's largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management”)and Safe Bulkers Management Limited a company incorporated under the laws of the Republic of Cyprus (“Safe Bulkers Management”and together with Safety Management the “Managers”,and either of them “the Manager”) related parties both controlled by Polys Hajioannou, provide technical, commercial and administrative management services to the Company.

The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, and of the Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)	Paraskevi	Panamax	January 2003
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(3)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(3)	Zoe	Panamax	July 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(3)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(3)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(3)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Inc. (“Shikokuokto”)(3)	Kypros Sky	Panamax	March 2015
Gloverfive Shipping Corporation (“Gloverfive”)(3)	Kypros Loyalty	Panamax	June 2015
Gloversix Shipping Corporation (“Gloversix”)(3)	Kypros Spirit	Panamax	July 2016 (2)
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(3)	Pedhoulas Commander	Kamsarmax	May 2008
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Youngone Shipping Inc. (“Youngone”)(3)	Pedhoulas Cherry	Kamsarmax	July 2015
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(3)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(3)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(3)	Venus Horizon	Post-Panamax	February 2012
Shikokuepta Shipping Inc. (“Shikokuepta”)(3)	Troodos Sun	Post-Panamax	January 2016
Shikokuexi Shipping Inc. (“Shikokuexi”)(3)	Troodos Air	Post-Panamax	March 2016
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(3)	Lake Despina	Capesize	January 2014
Youngtwo Shipping Inc. (“Youngtwo”)(3)	TBN - H 1146	Kamsarmax	1H 2017 (4)
Pinewood Shipping Corporation (“Pinewood”)(3)(7)	TBN - H 1552	Kamsarmax	1H 2018 (4)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	—	—	—
Kyotofrendo Two Shipping Inc. (“Kyotofrendo Two”)(3)(7)	—	—	—
Gloverthree Shipping Corporation (“Gloverthree”)(3)(5)	Kypros Unity	Panamax	September 2014
Staloudi Shipping Corporation (“Staloudi”)(1)(5)	Stalo	Post-Panamax	January 2006
Shikokuennia Shipping Inc. (“Shikokuennia”)(3)(6)	TBN - H 1718	Post-Panamax	2H 2019 (4)
Gloverseven Shipping Corporation (“Gloverseven”)(3)(8)	TBN - H 835	Panamax	1H 2017 (4)
Kyotofrendo One Shipping Inc. (“Kyotofrendo One”)(3)(9)	TBN - H 1551	Kamsarmax	1H 2017 (4)

(1) Incorporated under the laws of the Republic of Liberia.
(2) Newbuild vessel acquisition. Refer to Note 15.
(3) Incorporated under the laws of the Republic of the Marshall Islands.
(4) Estimated completion date for newbuild vessels as of June 30, 2016.
(5) Vessel sold in March 2016. Refer to Note 3.
(6) Newbuild contract novated in February 2016. Refer to Note 3.
(7) Newbuild contract novated in July 2016 to Pinewood, (Refer to Note 15). Pinewood was incorporated on July 2016. Pinewood will be operated independently and remotely from the Company, including by (i) paying its own expenses out of its own funds, (ii) keeping its assets and funds separate from the assets and funds of the Company, and (iii) refraining from holding its assets and/or creditworthiness as being available to satisfy any of the obligations of the Company.
(8) Newbuild contract novated in October 2016. Refer to Notes 15.
(9) Newbuild contracted in October 2016 to be sold upon delivery from the shipyard. Refer to Note 15.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of Safe Bulkers, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the statements. Interim results are not necessarily indicative of results that may be expected for the year ended December 31, 2016. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2015 included in the Company's Annual Report on Form 20-F.